Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	$ (23,799,710)	$ (7,849,556)	$ (4,484,831)
Tax at the statutory tax rate of 25% (Australian company tax rate)	(5,949,927)	(1,962,389)	(1,121,208)
Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income			72,196
Reversal of over-accrued tax expense related with previous years U.S. Federal and State taxes	(123,470)
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	96,064	43,296	56,431
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(11,493)	(3,521)	(2,731)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	1,465,252	152,599	152,576
Other temporary differences not recognised	4,598,334	1,609,213	761,813
Tax income (expense)	$ 74,760	$ (160,802)	$ (80,923)